Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE HIGH YIELD FUND, INC.
Entity Central Index Key	0000754915
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000183992
Shareholder Report [Line Items]
Fund Name	U.S. High Yield Fund
Class Name	Investor Class
Trading Symbol	TUHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - Investor Class	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies, the war in Iran, and artificial intelligence-related disruption fears. The resilient labor market, healthy corporate earnings, and strong equity returns bolstered the asset class’s performance. Returns were largely income driven; however, modest spread compression and pull to par as the Federal Reserve cut interest rates were marginally supportive.

  Compared with the style-specific ICE BofA US High Yield Constrained Index, the fund’s strongest relative results were in the basic industry, capital goods, and transportation segments. By credit quality, our selection in the BB rating tier was the top contributor to relative performance. Overall, credit selection and, to a lesser extent, industry allocations added value.

  Relative to the style-specific benchmark, the fund’s weakest results were in the retail, automotive, and services segments. Credit selection in the CCC rating tier detracted.

  The fund seeks total return and, secondarily, current income by investing primarily in U.S. below investment-grade corporate debt securities with a concentrated and flexible approach. We expected more income-driven returns given tight spread levels. As such, we endeavored to position the portfolio with a current yield advantage versus the index in an effort to outperform while maintaining a relatively neutral risk stance. Tight spread levels did not justify excessive risk-taking, in our view. We have a bias toward B rated credits, which better supports our ability to maintain a yield advantage versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
5/19/17	10,000	10,000	10,000
5/31/17	10,036	10,032	10,044
8/31/17	10,198	10,156	10,168
11/30/17	10,334	10,100	10,272
2/28/18	10,374	9,935	10,271
5/31/18	10,268	9,995	10,274
8/31/18	10,498	10,049	10,500
11/30/18	10,290	9,965	10,294
2/28/19	10,641	10,250	10,708
5/31/19	10,772	10,635	10,825
8/31/19	11,151	11,071	11,191
11/30/19	11,348	11,040	11,283
2/29/20	11,412	11,447	11,341
5/31/20	11,141	11,636	10,858
8/31/20	11,833	11,788	11,596
11/30/20	12,224	11,844	11,990
2/28/21	12,485	11,605	12,308
5/31/21	12,694	11,589	12,501
8/31/21	12,889	11,778	12,786
11/30/21	12,754	11,708	12,634
2/28/22	12,530	11,299	12,407
5/31/22	11,695	10,636	11,875
8/31/22	11,298	10,422	11,452
11/30/22	11,163	10,204	11,515
2/28/23	11,526	10,200	11,723
5/31/23	11,565	10,408	11,855
8/31/23	12,151	10,298	12,257
11/30/23	12,209	10,325	12,507
2/29/24	12,757	10,540	13,010
5/31/24	12,988	10,544	13,181
8/31/24	13,404	11,049	13,785
11/30/24	13,694	11,035	14,093
2/28/25	13,944	11,152	14,319
5/31/25	13,996	11,120	14,404
8/31/25	14,457	11,395	14,909
11/30/25	14,658	11,664	15,127
2/28/26	14,870	11,850	15,324
5/31/26	15,048	11,690	15,476

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 5/19/17
U.S. High Yield Fund (Investor Class)	7.52%	3.46%	4.63%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.74
ICE BofA US High Yield Constrained Index (Strategy Benchmark)	7.44	4.36	4.95

Performance Inception Date	May 19, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 485,371,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 2,508,000
InvestmentCompanyPortfolioTurnover	86.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$485,371 Number of Portfolio Holdings111
Holdings [Text Block]
Table Summary
Corporate Bonds	92.1%
Bank Loans	6.1
Securities Lending Collateral	2.4
Short-Term and Other	-0.6

Largest Holdings [Text Block]
Table Summary
First Quantum Minerals	2.0%
CCO Holdings	1.9
South Bow Canadian Infrastructure Holdings	1.9
VICI Properties	1.9
PBF Holding	1.8
HLF Financing	1.7
Level 3 Financing	1.6
Brookfield Property REIT	1.6
Latam Airlines Group	1.5
Victra Holdings	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000183993
Shareholder Report [Line Items]
Fund Name	U.S. High Yield Fund
Class Name	Advisor Class
Trading Symbol	TUHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - Advisor Class	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies, the war in Iran, and artificial intelligence-related disruption fears. The resilient labor market, healthy corporate earnings, and strong equity returns bolstered the asset class’s performance. Returns were largely income driven; however, modest spread compression and pull to par as the Federal Reserve cut interest rates were marginally supportive.

  Compared with the style-specific ICE BofA US High Yield Constrained Index, the fund’s strongest relative results were in the basic industry, capital goods, and transportation segments. By credit quality, our selection in the BB rating tier was the top contributor to relative performance. Overall, credit selection and, to a lesser extent, industry allocations added value.

  Relative to the style-specific benchmark, the fund’s weakest results were in the retail, automotive, and services segments. Credit selection in the CCC rating tier detracted.

  The fund seeks total return and, secondarily, current income by investing primarily in U.S. below investment-grade corporate debt securities with a concentrated and flexible approach. We expected more income-driven returns given tight spread levels. As such, we endeavored to position the portfolio with a current yield advantage versus the index in an effort to outperform while maintaining a relatively neutral risk stance. Tight spread levels did not justify excessive risk-taking, in our view. We have a bias toward B rated credits, which better supports our ability to maintain a yield advantage versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,549	10,232	10,595
2016	10,715	9,908	10,654
2017	11,265	10,008	11,181
2017	11,473	10,158	11,384
2017	11,650	10,283	11,525
2017	11,803	10,227	11,643
2018	11,843	10,059	11,642
2018	11,718	10,120	11,645
2018	11,976	10,175	11,902
2018	11,734	10,089	11,668
2019	12,118	10,378	12,138
2019	12,275	10,768	12,270
2019	12,689	11,210	12,685
2019	12,909	11,178	12,789
2020	12,977	11,590	12,855
2020	12,664	11,781	12,307
2020	13,446	11,936	13,144
2020	13,885	11,992	13,590
2021	14,176	11,750	13,951
2021	14,409	11,734	14,169
2021	14,624	11,925	14,492
2021	14,465	11,854	14,321
2022	14,205	11,440	14,063
2022	13,238	10,769	13,460
2022	12,813	10,552	12,980
2022	12,640	10,332	13,052
2023	13,045	10,328	13,288
2023	13,084	10,538	13,437
2023	13,743	10,426	13,892
2023	13,803	10,454	14,177
2024	14,417	10,671	14,746
2024	14,673	10,676	14,940
2024	15,138	11,187	15,625
2024	15,460	11,173	15,974
2025	15,736	11,291	16,230
2025	15,788	11,258	16,326
2025	16,303	11,538	16,899
2025	16,524	11,809	17,146
2026	16,756	11,998	17,370
2026	16,950	11,836	17,541

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
U.S. High Yield Fund (Advisor Class)	7.36%	3.30%	5.42%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
ICE BofA US High Yield Constrained Index (Strategy Benchmark)	7.44	4.36	5.78

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 485,371,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 2,508,000
InvestmentCompanyPortfolioTurnover	86.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$485,371 Number of Portfolio Holdings111
Holdings [Text Block]
Table Summary
Corporate Bonds	92.1%
Bank Loans	6.1
Securities Lending Collateral	2.4
Short-Term and Other	-0.6

Largest Holdings [Text Block]
Table Summary
First Quantum Minerals	2.0%
CCO Holdings	1.9
South Bow Canadian Infrastructure Holdings	1.9
VICI Properties	1.9
PBF Holding	1.8
HLF Financing	1.7
Level 3 Financing	1.6
Brookfield Property REIT	1.6
Latam Airlines Group	1.5
Victra Holdings	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000183994
Shareholder Report [Line Items]
Fund Name	U.S. High Yield Fund
Class Name	I Class
Trading Symbol	TUHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - I Class	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies, the war in Iran, and artificial intelligence-related disruption fears. The resilient labor market, healthy corporate earnings, and strong equity returns bolstered the asset class’s performance. Returns were largely income driven; however, modest spread compression and pull to par as the Federal Reserve cut interest rates were marginally supportive.

  Compared with the style-specific ICE BofA US High Yield Constrained Index, the fund’s strongest relative results were in the basic industry, capital goods, and transportation segments. By credit quality, our selection in the BB rating tier was the top contributor to relative performance. Overall, credit selection and, to a lesser extent, industry allocations added value.

  Relative to the style-specific benchmark, the fund’s weakest results were in the retail, automotive, and services segments. Credit selection in the CCC rating tier detracted.

  The fund seeks total return and, secondarily, current income by investing primarily in U.S. below investment-grade corporate debt securities with a concentrated and flexible approach. We expected more income-driven returns given tight spread levels. As such, we endeavored to position the portfolio with a current yield advantage versus the index in an effort to outperform while maintaining a relatively neutral risk stance. Tight spread levels did not justify excessive risk-taking, in our view. We have a bias toward B rated credits, which better supports our ability to maintain a yield advantage versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	527,693	511,616	529,728
2016	536,401	495,403	532,711
2017	564,415	500,416	559,057
2017	575,278	507,893	569,215
2017	584,629	514,136	576,251
2017	592,787	511,326	582,133
2018	595,301	502,944	582,095
2018	589,384	505,990	582,267
2018	602,842	508,741	595,085
2018	591,025	504,464	583,394
2019	611,481	518,886	606,882
2019	619,234	538,376	613,504
2019	641,321	560,492	634,231
2019	652,223	558,902	639,462
2020	656,163	579,506	642,737
2020	641,374	589,067	615,360
2020	680,899	596,775	657,190
2020	703,728	599,611	679,500
2021	719,031	587,524	697,543
2021	731,402	586,682	708,465
2021	742,942	596,272	724,607
2021	734,620	592,695	716,037
2022	722,595	571,989	703,150
2022	674,395	538,444	673,011
2022	652,336	527,606	649,015
2022	644,679	516,596	652,591
2023	665,062	516,381	664,405
2023	668,328	526,907	671,873
2023	702,570	521,310	694,620
2023	705,248	522,690	708,832
2024	737,258	533,562	737,308
2024	751,811	533,786	747,012
2024	775,287	559,349	781,256
2024	792,365	558,625	798,695
2025	807,124	564,552	811,494
2025	810,334	562,924	816,304
2025	837,436	576,891	844,953
2025	849,379	590,474	857,320
2026	861,966	599,896	868,478
2026	872,543	591,821	877,069

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
U.S. High Yield Fund (I Class)	7.68%	3.59%	5.73%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
ICE BofA US High Yield Constrained Index (Strategy Benchmark)	7.44	4.36	5.78

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 485,371,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 2,508,000
InvestmentCompanyPortfolioTurnover	86.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$485,371 Number of Portfolio Holdings111
Holdings [Text Block]
Table Summary
Corporate Bonds	92.1%
Bank Loans	6.1
Securities Lending Collateral	2.4
Short-Term and Other	-0.6

Largest Holdings [Text Block]
Table Summary
First Quantum Minerals	2.0%
CCO Holdings	1.9
South Bow Canadian Infrastructure Holdings	1.9
VICI Properties	1.9
PBF Holding	1.8
HLF Financing	1.7
Level 3 Financing	1.6
Brookfield Property REIT	1.6
Latam Airlines Group	1.5
Victra Holdings	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless